Components of Other Comprehensive Loss - Summary of Movement on Components of Other Comprehensive Loss (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	$ 883,408	$ 47	$ (3,765,688)	$ 622,424
Translation effect of foreign entities	(35,536,252)		(64,314,032)	(18,309,877)
Total other comprehensive loss items for the year, net of deferred taxes	(64,188,516)	$ (3,406)	(67,322,442)	(24,721,250)
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Valuation of the derivative financial instruments, net of deferred taxes				12,292
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	883,408		(3,765,688)	622,424
Translation effect of foreign entities	(34,010,066)		(61,223,458)	(21,683,333)
Remeasurement of defined benefit plan, net of deferred taxes	(29,153,554)		652,722	(7,075,606)
Non-controlling interest of the items above	(1,908,304)		(2,986,018)	3,402,973
Total other comprehensive loss items for the year, net of deferred taxes	$ (64,188,516)		$ (67,322,442)	$ (24,721,250)